CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (199,580)	$ (28,541)	¥ (138,384)	¥ (222,776)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for (reversal of) credit losses allowance	58,306	8,338	(915)	19,750
Inventory write-down	126,891	18,145	150,752	152,904
Share-based compensation	19,931	2,850	76,261	103,449
Depreciation and amortization	221,741	31,709	244,851	251,628
Deferred income tax	(56,838)	(8,128)	(40,889)	(45,591)
Loss on disposal of property and equipment	11,943	1,708	28,546	7,410
Gain on disposal of investments	(562)	(80)	0	0
Loss (gain) on acquisition or disposal of subsidiaries	36,262	5,185	0	(631)
Share of loss (income) in equity method investment	(11,090)	(1,586)	24,658	(6,253)
Impairment loss of investments	213,406	30,517	14,403	0
Unrealized investment loss (gain)	16,574	2,370	(4,851)	68,031
Exchange loss	3,718	532	10,213	8,530
Impairment of goodwill	18,395	2,630	6,934	35,212
Fair value adjustment of financial instruments, noncash effect	1,904	272	(11,838)	(24,515)
Unrealized interest income on long-term debt investments	(3,451)	(493)	0	0
Changes in operating assets and liabilities:
Accounts receivable	(328,649)	(46,996)	181,561	226,889
Inventories	91,303	13,056	(222,498)	(33,808)
Advances to suppliers	12,622	1,805	(90,347)	65,942
Prepayments and other current assets	52,014	7,438	(105,804)	(10,890)
Amounts due from related parties	786	112	56,893	4,702
Operating lease right-of-use assets	115,716	16,547	302,735	143,840
Other non-current assets	(8,843)	(1,265)	(24,570)	21,693
Accounts payable	(131,912)	(18,863)	57,116	(133,511)
Notes payable	(126,008)	(18,019)	(45,450)	18,792
Income tax payables	8,948	1,280	12,193	(27,375)
Amounts due to related parties	(3,837)	(549)	(26,750)	2,403
Accrued expenses and other current liabilities	384,200	54,940	(94,278)	13,967
Other non-current liabilities	(6,495)	(929)	23,777	(47,313)
Operating lease liabilities	(111,633)	(15,963)	(291,137)	(144,224)
Dividend from return on equity method investments	14,672	2,099	8,096	0
Net cash provided by operating activities	420,434	60,121	101,278	448,255
Cash flows from investing activities:
Purchases of property and equipment	(106,544)	(15,236)	(132,108)	(165,007)
Purchases of investments	(1,809,420)	(258,744)	(1,124,370)	(820,633)
Cash disposed upon deconsolidation of a subsidiary	(2,988)	(427)	0	0
Maturity of investments	1,090,023	155,871	582,470	1,010,477
Additions of intangible assets	(47,300)	(6,764)	(76,161)	(65,195)
Investment in equity investees	0	0	(947)	(172,313)
Payment for the acquisition of subsidiaries, net of cash acquired	0	0	(62,951)	(104,623)
Proceeds from disposal of equity investments	7,643	1,093	0	6,300
Loan to a related party	0	0	(664)	(29,378)
Loan to third parties	(30,000)	(4,290)	(2,875)	0
Net cash used in investing activities	(898,586)	(128,497)	(817,606)	(340,372)
Cash flows from financing activities:
Proceeds from short-term borrowings	2,241,041	320,465	1,969,737	1,820,689
Repayment of short-term borrowings	(2,260,665)	(323,271)	(1,864,500)	(1,721,039)
Repurchase of ordinary shares	(10,217)	(1,461)	(95,502)	0
Cash settlement of derivative liabilities with Cainiao	0	0	0	(73,988)
Proceeds from exercises of share options	3	0	164	1
Acquisition of non-controlling interests of subsidiaries	(3,381)	(483)	(4,531)	(2,821)
Dividends paid to non-controlling interests	(22,188)	(3,173)	(1,080)	(1,120)
Capital contribution from non-controlling interests	0	0	195	2,736
Payment of contingent consideration for acquisition of Full Jet	(16,316)	(2,333)	(24,220)	(32,491)
Deferred consideration for the acquisition of subsidiaries	(35,768)	(5,115)	0	0
Net cash used in financing activities	(107,491)	(15,371)	(19,737)	(8,033)
Net increase (decrease) in cash, cash equivalents and restricted cash	(585,643)	(83,747)	(736,065)	99,850
Cash, cash equivalents and restricted cash, beginning of year	1,644,314	225,270	2,352,295	2,245,724
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(10,377)	8,381	28,084	6,721
Cash, cash equivalents and restricted cash, end of year	1,048,294	149,904	1,644,314	2,352,295
Supplemental disclosure of cash flow information:
Cash paid for interest	27,802	3,976	27,051	38,186
Cash paid for income tax	58,417	8,354	53,837	84,770
Supplemental disclosures of non-cash investing and financing activities:
Purchases of property and equipment included in payables	9,024	1,290	16,403	21,654
Considerations payable in relation to business combination	10,064	$ 1,439	32,090	0
Cash and cash equivalents	907,335		1,289,323	2,149,531
Restricted cash	140,959		354,991	202,764
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	¥ 1,048,294		¥ 1,644,314	¥ 2,352,295